Fair Value Measurements (Details) - Schedule of Financial Instruments Measured at Fair Value - SAFE [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Beginning, balance	$ 1,983
Issuance of SAFEs		1,900
Change in fair value of SAFEs included in net loss	655	83
Conversion of SAFEs to common stock	(1,126)
Ending, balance	$ 1,512	$ 1,983